CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Loss	$ (5,340)	$ (52,334)	$ (1,496)
Other comprehensive income (loss):
Foreign currency translation adjustments	514	(3,022)	(2,205)
Change in unrealized gain (loss) on hedging instruments, net	396	(124)	(1,791)
Less - reclassification adjustments for net loss (gain) realized and included in loss	(407)	839	985
Total comprehensive loss	$ (4,837)	$ (54,641)	$ (4,507)